ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

May 10, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC  20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Salt truBetaTM High Exposure ETF (S000061862)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Salt truBetaTM High Exposure ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated May 9, 2018, and filed electronically as Post-Effective Amendment No. 341 to the Trust’s Registration Statement on Form N‑1A on May 9, 2018.

If you have any questions or require further information, please contact Stacie Lamb at (414) 765‑4850 or Stacie.Lamb@usbank.com.

Sincerely,

/s/ Stacie L. Lamb
Stacie L. Lamb, Esq.
Secretary